Deposits - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposit Liability [Line Items]
Payable on demand	$ 8,258,914	$ 9,883,828
Payable on a fixed date	3,727,794	3,107,248
Total deposits	11,986,708	12,991,076
Bermuda
Deposit Liability [Line Items]
Payable on demand	3,487,911	3,813,274
Payable on a fixed date	985,180	674,895
Total deposits	4,473,091	4,488,169
Cayman
Deposit Liability [Line Items]
Payable on demand	2,971,581	3,641,646
Payable on a fixed date	1,033,515	651,168
Total deposits	4,005,096	4,292,814
Channel Islands and the UK
Deposit Liability [Line Items]
Payable on demand	1,799,422	2,428,908
Payable on a fixed date	1,709,099	1,781,185
Total deposits	$ 3,508,521	$ 4,210,093